DISCONTINUED OPERATIONS - Statement of operations and comprehensive income (loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations
Revenue	$ 6,615.9	$ 6,138.8	[1]
Expenses	6,350.0	7,280.9	[1]
Income (loss) before income taxes	226.9	(1,123.9)	[1]
Net income from discontinued operations	3,572.3	159.8	[1]
Reclassification to net income (loss) of foreign currency differences on divestitures	(0.8)	(26.5)	[1]
Total comprehensive income from discontinued operations	3,395.8	159.8	[1]
GFL Environmental Services
Disclosure of analysis of single amount of discontinued operations
Revenue	237.0	1,723.2
Expenses	202.0	1,544.1
Income (loss) before income taxes	35.0	179.1
Income tax (recovery) expense	3.0	19.3
Net income	32.0	159.8
Gain on disposal	4,358.7
Income tax on gain on disposal	818.4
Net income from discontinued operations	3,572.3	159.8
Reclassification to net income (loss) of foreign currency differences on divestitures	(176.5)
Total comprehensive income from discontinued operations	$ 3,395.8	$ 159.8

[1]	(1)Comparative figures have been re-presented, refer to Note 2 and 23.